Taxation - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets,
Tax loss carryforwards						¥ 230,688	¥ 222,733
Accruals and other liabilities						3,458	3,985
Advertising expenses carryforwards						88,627	79,256
Defined benefit liabilities						337	205
Total deferred tax assets						323,110	306,179
Less: Valuation allowance						(322,773)	(305,974)	¥ (225,250)
Total deferred tax assets, net						¥ 337	205
Deferred tax liabilities
Intangible assets from business acquisitions							21
Total deferred tax liabilities							¥ 21
2020
Deferred tax assets,
Tax loss carryforwards					¥ 45,746
2021
Deferred tax assets,
Tax loss carryforwards				¥ 262,310
2022
Deferred tax assets,
Tax loss carryforwards			¥ 356,284
2023
Deferred tax assets,
Tax loss carryforwards		¥ 293,411
2024
Deferred tax assets,
Tax loss carryforwards	¥ 121,520